Shareholder Report, Holdings (Details) - C000005441	Jun. 30, 2024
Apple
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Visa
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Netflix
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Uber Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%